Significant Accounting Policies (Details) - Schedule of Amortized Cost, Unrealized Gains, Losses, and Fair Value of Available-for-Sale Marketable Securities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Level 2 securities:
Fair value	$ 26,006	$ 64,359
Cost or amortized cost	26,311	66,333
Gross unrealized holding loss	(305)	(1,974)
Municipal bonds [Member]
Level 2 securities:
Fair value	2,263	8,216
Cost or amortized cost	2,291	8,430
Gross unrealized holding loss	(28)	(214)
Corporate debt [Member]
Level 2 securities:
Fair value	19,441	47,476
Cost or amortized cost	19,715	49,099
Gross unrealized holding loss	(274)	(1,623)
Certificates of deposit [Member]
Level 2 securities:
Fair value	2,989	4,983
Cost or amortized cost	2,989	4,983
Gross unrealized holding loss
Other [Member]
Level 2 securities:
Fair value	1,313	3,684
Cost or amortized cost	1,316	3,821
Gross unrealized holding loss	$ (3)	$ (137)